Income Taxes (Tables)	12 Months Ended
Aug. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

	August 31, 2020	August 31, 2019

Expected federal income tax benefit at statutory rate	$1,041,213	$81,815
Nondeductible items	(127,358)	1,068
Change in valuation allowance	(913,855)	(80,747)
Income tax benefit	$—	$—

Deferred income taxes

Significant components of the Company’s deferred tax assets at August 31, 2020 and 2019 are as follows:

	August 31, 2020	August 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$1,126,473	$212,618
Research and development credit carry forward	1,963	1,963
Total deferred tax assets	1,128,436	214,581

Less: valuation allowance	(1,128,436)	(214,581)

Net deferred tax asset	$—	$—